DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	COCA COLA CO
Entity Central Index Key	0000021344
Amendment Flag	false
EBP 001
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	COCA COLA CO
Entity Central Index Key	0000021344
Amendment Flag	false